May. 01, 2016
VOYA INVESTORS TRUST
VY® JPMorgan Emerging Markets Equity Portfolio
(“Portfolio”)

Supplement dated May 16, 2016
to the Portfolio’s Adviser Class, Institutional Class, Service Class, and
Service 2 Class shares Prospectus and the Portfolio’s Class R6 shares Prospectus
(each a “Prospectus” and collectively “Prospectuses”)
each dated May 1, 2016

On May 12, 2016, the Portfolio’s Board of Trustees (“Board”) approved a revision to the Portfolio’s principal investment strategies to allow the Portfolio to invest up to 10% of its assets in participatory notes. Effective May 17, 2016, the Portfolio’s Prospectuses are hereby revised as follows:

The following sentence is added to the section entitled “Principal Investment Strategies” in the Portfolio’s Prospectuses:

The Portfolio may invest up to 10% of its assets in participatory notes.